Shareholders' equity (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Shareholders' equity [Abstract]
Common shares authorized for repurchase (in shares)	10,000,000		10,000,000
Common shares that remain available for repurchase (in shares)	5,500,000		5,500,000
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			$ 226,198
Balance, beginning of period (in shares)			51,338
Net income	35,473	33,614	68,029		66,999
Cash dividends			(25,663)
Common shares issued			6,794
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			4,300
Tax impact of share-based awards			279
Common shares repurchased			(17,986)
Other common shares retired			(1,615)
Fair value of share-based compensation			2,856
Amortization of postretirement prior service credit, net of tax			(1,165)
Amortization of postretirement net actuarial losses, net of tax			1,685
Amortization of loss on derivatives, net of tax			1,035	[1]
Net unrealized gain on marketable securities, net of tax			10
Currency translation adjustment			886
Balance, end of period	265,643		265,643
Balance, end of period (in shares)	51,026		51,026
Postretirement and defined benefit pension plans:
Unrealized prior service credit	14,486		14,486			15,651
Unrealized net actuarial losses	(66,658)		(66,658)			(68,343)
Postretirement and defined benefit pension plans, net of tax	(52,172)		(52,172)			(52,692)
Loss on derivatives, net of tax	(3,487)		(3,487)			(4,522)
Unrealized gain on marketable securities, net of tax	23		23			13
Currency translation adjustment	8,075		8,075			7,189
Accumulated other comprehensive loss	(47,561)		(47,561)			(50,012)
Common Shares [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			51,338
Balance, beginning of period (in shares)			51,338
Net income			0
Cash dividends			0
Common shares issued			423
Common shares issued (in shares)			423
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			0
Tax impact of share-based awards			0
Common shares repurchased			(673)
Common shares repurchased (in shares)			(673)
Other common shares retired			(62)
Other common shares retired (in shares)			(62)
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	51,026		51,026
Balance, end of period (in shares)	51,026		51,026
Additional Paid-in Capital [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			62,915
Net income			0
Cash dividends			0
Common shares issued			6,371
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			4,300
Tax impact of share-based awards			279
Common shares repurchased			(17,313)
Other common shares retired			(1,553)
Fair value of share-based compensation			2,856
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	57,855		57,855
Retained Earnings [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			161,957
Net income			68,029
Cash dividends			(25,663)
Common shares issued			0
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			0
Tax impact of share-based awards			0
Other common shares retired			0
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	204,323		204,323
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			(50,012)
Net income			0
Cash dividends			0
Common shares issued			0
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			0
Tax impact of share-based awards			0
Other common shares retired			0
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			(1,165)
Amortization of postretirement net actuarial losses, net of tax			1,685
Amortization of loss on derivatives, net of tax			1,035	[1]
Net unrealized gain on marketable securities, net of tax			10
Currency translation adjustment			886
Balance, end of period	$ (47,561)		$ (47,561)

[1]	Relates to interest rate locks executed in 2004 and 2002. See "Note 6: Derivative financial instruments" in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.